ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2)	12 Months Ended													12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Business Cooperation Agreement item	Dec. 31, 2012 VIEs and VIEs' subsidiaries USD ($)	Dec. 31, 2011 VIEs and VIEs' subsidiaries USD ($)	Dec. 31, 2010 VIEs and VIEs' subsidiaries USD ($)	Dec. 31, 2012 VisionChina Media Group USD ($)	Dec. 31, 2012 VisionChina Media Group Domain Name License Agreement	Dec. 31, 2012 Eastlong Advertising USD ($)	Dec. 31, 2012 Eastlong Advertising Business Cooperation Agreement	Dec. 31, 2012 CDTC VisionChina Media Group USD ($)	Dec. 31, 2012 CDTC VisionChina Media Group Mr. Limin Li and Ms. Yanqing Liang CNY	Dec. 31, 2012 CDTC VisionChina Media Group Technology and management services agreement	Dec. 31, 2012 CDTC VisionChina Media Group Domain Name License Agreement	Dec. 31, 2012 CDTC VisionChina Media Group Option Agreements Mr. Limin Li and Ms. Yanqing Liang CNY	Dec. 31, 2012 Eastlong Technology Eastlong Advertising USD ($)	Dec. 31, 2012 Eastlong Technology Eastlong Advertising Mr. Qijun Men and Mr. Haifeng Wang CNY	Dec. 31, 2012 Eastlong Technology Eastlong Advertising Business Cooperation Agreement	Dec. 31, 2012 Eastlong Technology Eastlong Advertising Option Agreements Mr. Qijun Men and Mr. Haifeng Wang CNY	Dec. 31, 2012 Company and its subsidiaries	Dec. 31, 2011 Company and its subsidiaries	Dec. 31, 2010 Company and its subsidiaries
ORGANIZATION AND PRINCIPAL ACTIVITIES
Term of agreement														25 years	25 years
Royalty fee as percentage of gross annual revenues									0.20%
Number of initial working days of any year during the term of the agreement to adjust royalty fee									10 days
Percentage of project profits to be received											10.00%								90.00%
Minimum continuous period that services are not provided which could lead to termination of agreement																			3 years
Number of directors				5
Interest-free loan													50,000,000					20,000,000
Purchase price for which equity interest of certain equity holders of the variable interest entity can be purchased																50,000,000				20,000,000
Number of VIEs	2
Contribution of Group's consolidated net revenues derived from third parties and non-consolidated affiliates (as a percent)					99.30%	98.30%	99.50%														0.70%	1.70%	0.50%
Assets (as a percent)					77.40%	80.20%	65.70%														22.60%	19.80%	34.30%
Total assets	149,795,319	415,140,682			243,911,518	438,643,462
Total liabilities	109,782,373	131,738,701			502,598,211	492,507,843
Net revenues	115,667,850	181,194,350	138,056,640		114,839,319	199,622,163	138,056,640
Net loss	(246,527,916)	(12,618,254)	(151,256,961)		(204,191,346)	(2,762,658)	(110,259,691)
Net cash provided by (used in) operating activities	(27,190,937)	(17,617,058)	(22,210,745)		(13,419,077)	57,162,780	1,760,983
Net cash (used in) provided by investing activities	(13,114,869)	65,124,624	(29,628,601)		2,665,801	(1,664,123)	(55,717,423)
Net cash used in financing activities	(11,593,890)	(36,135,463)	48,340,743		(22,772,297)	(44,693,807)	(58,334,979)
Assets pledged or collateralized								0		0
VIE's creditors having recourse to general credit												$ 0					$ 0